Components Of Properties (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Total properties	$ 1,095.5	$ 1,262.2
Land
Property, Plant and Equipment [Line Items]
Total properties	3.2	3.3
Building
Property, Plant and Equipment [Line Items]
Total properties	86.1	79.0
Machinery and Office Equipment
Property, Plant and Equipment [Line Items]
Total properties	677.8	765.4
Internal-Use Software
Property, Plant and Equipment [Line Items]
Total properties	244.6	321.5
Rental Equipment
Property, Plant and Equipment [Line Items]
Total properties	$ 83.8	$ 93.0